Events after the reporting period - Additional Information (Details)							12 Months Ended
	Jun. 01, 2026 USD ($)	Apr. 16, 2026 INR (₨) ₨ / shares shares	Apr. 16, 2026 USD ($) $ / shares		Apr. 08, 2026 INR (₨)	Apr. 08, 2026 USD ($)	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨) ₨ / shares	Mar. 31, 2024 INR (₨) ₨ / shares shares	May 31, 2026 USD ($)	Apr. 16, 2026 $ / shares shares		Apr. 14, 2026 USD ($)	Dec. 03, 2024 ₨ / shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares approved for buyback | shares										269,662,921
Par value per share | ₨ / shares									₨ 2	₨ 2					₨ 2
Payments on buyback of shares							₨ 0	$ 0	₨ 0	₨ 145,173,000,000
Contingent consideration | ₨							₨ (1,634,000,000)		₨ (1,864,000,000)	₨ (429,000,000)
Events After The Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares approved for buyback | shares		600,000,000										600,000,000
Par value per share | (per share)		₨ 2										$ 0.02	[1]
Repurchase share percentage of equity shares		5.70%	5.70%
Shares repurchased offer price per share | (per share)		₨ 250	$ 2.71	[1]
Certified foreign exchange rate by federal reserve board of governors					₨ 92.25	$ 1
Payments on buyback of shares		₨ 150,000,000,000	$ 1,626,000,000	[1]
Events After The Reporting Period [Member] | Mindsprint, Olam Group [Member]
Disclosure of non-adjusting events after reporting period [line items]
Consideration in cash											$ 375,000,000
Events After The Reporting Period [Member] | Alpha Net Consulting [Member]
Disclosure of non-adjusting events after reporting period [line items]
Consideration in cash														$ 70,800,000
Events After The Reporting Period [Member] | Aggne Global Inc [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of ownership interest	20.00%
Purchase consideration for additional equity interest	$ 28,500,000

[1]	Based on the certified foreign exchange rates published by the Federal Reserve Board of Governors on April 8, 2026, which was ₹ 92.25 per U.S.$ 1.
d)
On June 1, 2026, the Company acquired additional 20% equity interest in Aggne Global Inc. for a consideration of U.S.$ 28.5 million.